IMPAIRMENT	12 Months Ended
Dec. 31, 2019
IMPAIRMENT
IMPAIRMENT

10. IMPAIRMENT

In accordance with the Company’s accounting policies, the recoverable amount of an asset or cash-generating unit (“CGU”) is estimated when an indication of impairment exists.

During the second half of 2018, the Company experienced a significant and prolonged period where the carrying value of its net assets was more that its market capitalization. The Company identified this market capitalization deficiency as an indicator of impairment as at December 31, 2018. As a result of this impairment indicator, the Company assessed its CGUs and determined that impairments existed at Rainy River and Blackwater.

At Rainy River, the impairment loss was largely driven by increased capital expenditures and a lower in-situ value as a result of applying a lower per ounce value to in-situ ounces. At Blackwater, the Company assessed the value of the project using an in-situ metric approach for reserves and resources, rather than a discounted cash flow approach, consistent with the approach a market participant would take and also applying a lower per ounce value to in situ ounces. This approach incorporated values based on recent comparable market transactions. In the second quarter of 2018, the Company completed an updated Rainy River life-of-mine (“LOM”) plan and released an updated NI 43‑101 Technical Report for Rainy River in early August 2018. The Company identified the changes to the mine plan and increased cost estimates at Rainy River as indicators of impairment as at June 30, 2018 and recorded an after-tax impairment loss of $282.1 million within net loss. For the year ended December 31, 2018, the Company recorded an after-tax impairment loss of $953.2 million.

			Year ended
	June 30, 2018	December 312018	December 31, 2018
(in millions of U.S. dollars)
IMPAIRMENT LOSS
Rainy River depletable mining properties	383.7	452.9	836.6
Blackwater non-depletable mining properties	—	218.2	218.2
Total impairment loss	383.7	671.1	1,054.8
Tax recovery(1)	(101.6)	—	(101.6)
Total impairment loss, net of tax	282.1	671.1	953.2

1.There was no tax recovery associated with the impairment losses at Rainy River and Blackwater recorded during the fourth quarter of 2018 as the Company has not recognized any deferred tax assets as at December 31, 2018. Refer to Note 17 for further information.